Shareholder Report, Average Annual Return (Details) 194003_Kensington Managed Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.06%	0.44%	1.95%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.02%	1.43%	2.71%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.49%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Total Return Index
Average Annual Return, Percent	8.50%	4.50%	5.22%